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                PIMCO Funds: Pacific Investment Management Series

           Supplement dated May 1, 2002 to the Class D Prospectus and
             Statement of Additional Information dated April 1, 2002

The following information supplements the information appearing under the heading "Independent Accountants" in the accompanying prospectus and in the Statement of Additional Information.

The address for PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, MO 64105.

                   Disclosure relating to the Convertible Fund

The following information supplements the information appearing under the heading "Management of the Funds" in the accompanying prospectus.

Effective May 1, 2002, Yuri P. Garbuzov, a Senior Vice President of PIMCO, has assumed management responsibilities for the Convertible Fund. Mr. Garbuzov joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

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                PIMCO Funds: Pacific Investment Management Series

      Supplement dated May 1, 2002 to the Class A, B and C Prospectus and
            Statement of Additional Information dated April 1, 2002

The following information supplements the information appearing under the heading "Independent Accountants" in the accompanying prospectus and in the Statement of Additional Information.

The address for PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, MO 64105.

                   Disclosure relating to the Convertible Fund

The following information supplements the information appearing under the heading "Management of the Funds" in the accompanying prospectus.

Effective May 1, 2002, Yuri P. Garbuzov, a Senior Vice President of PIMCO, has assumed management responsibilities for the Convertible Fund. Mr. Garbuzov joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

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                PIMCO Funds: Pacific Investment Management Series

   Supplement dated May 1, 2002 to the Institutional and Administrative Class
       Prospectus Statement of Additional Information dated April 1, 2002

The following information supplements the information appearing under the heading "Independent Accountants" in the accompanying prospectus and in the Statement of Additional Information.

The address for PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, MO 64105.

      Disclosure relating to the Convertible and European Convertible Funds

The following information supplements the information appearing under the heading "Management of the Funds" in the accompanying prospectus.

Effective May 1, 2002, Yuri P. Garbuzov, a Senior Vice President of PIMCO, has assumed management responsibilities for the Convertible and European Convertible Funds. Mr. Garbuzov joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.


                 Disclosure related to the Real Return Fund II

The expense example amount for year 3 for the Institutional and Administrative Class shares is $439 and $516, respectively.


                Disclosure related to the Real Return Asset Fund

The expense example amount for year 3 for the Institutional and Administrative Class shares is $531 and $608, respectively.

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                PIMCO Funds: Pacific Investment Management Series

        Supplement dated May 1, 2002 to the Municipal Bond Prospectus and
             Statement of Additional Information dated April 1, 2002

The following information supplements the information appearing under the heading "Independent Accountants" in the accompanying prospectus and in the Statement of Additional Information.

The address for PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, MO 64105.

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                PIMCO Funds: Pacific Investment Management Series

   Supplement dated May 1, 2002 to the Institutional and Administrative Class
          Shares Prospectus for the Total Return Fund and Statement of
                   Additional Information dated April 1, 2002

The following information supplements the information appearing under the heading "Independent Accountants" in the accompanying prospectus and in the Statement of Additional Information.

The address for PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, MO 64105.

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                PIMCO Funds: Pacific Investment Management Series

   Supplement dated May 1, 2002 to the Class A Shares Prospectus for the Total
    Return Fund and Statement of Additional Information dated April 1, 2002

The following information supplements the information appearing under the heading "Independent Accountants" in the accompanying prospectus and in the Statement of Additional Information.

The address for PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, MO 64105.